SEMI-ANNUAL REPORT AS OF
                    SEPTEMBER 30, 1997 (UNAUDITED)



                    SEI INDEX FUNDS



                    ============================================================
                    S&P 500 Index
                    ============================================================
                    Bond Index
                    ============================================================
                    (LOGO)
                    [GRAPHIC OMITTED]

TABLE OF CONTENTS
================================================================================
STATEMENT OF NET ASSETS..............................................     1
      S&P 500 INDEX PORTFOLIO........................................     1
      BOND INDEX PORTFOLIO...........................................     7
STATEMENT OF OPERATIONS..............................................    10
STATEMENTS OF CHANGES IN NET ASSETS..................................    11
FINANCIAL HIGHLIGHTS.................................................    12
NOTES TO FINANCIAL STATEMENTS........................................    13

STATEMENT OF NET ASSETS
===========================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1997  (UNAUDITED)

S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
COMMON STOCKS -- 97.5%
AEROSPACE DEFENSE -- 0.0%
   Telecom-TCI Ventures Group A*      21,827   $       450
                                               -----------
AGRICULTURE -- 0.1%
   Pioneer Hi Bred International      14,900         1,356
                                               -----------
AIR TRANSPORTATION -- 0.4%
   AMR*                               16,685         1,847
   Delta Air Lines                    13,285         1,251
   Federal Express*                   20,770         1,662
   Southwest Airlines                 26,400           843
   US Air Group*                      14,265           590
                                               -----------
                                                     6,193
                                               -----------
AIRCRAFT -- 2.1%
   Allegheny Teledyne                 31,848           912
   Allied Signal                     102,440         4,354
   Boeing                            181,271         9,868
   General Dynamics                   11,330           987
   Lockheed Martin                    35,116         3,744
   Northrop                           12,065         1,464
   Rockwell International             37,830         2,381
   Textron                            29,910         1,944
   United Technologies                42,630         3,453
                                               -----------
                                                    29,107
                                               -----------
APPAREL/TEXTILES -- 0.2%
   Fruit of the Loom, Cl A*           13,500           380
   Liz Claiborne                      12,550           689
   Russell                             6,565           193
   Springs Industries, Cl A            3,670           193
   VF                                 11,330         1,049
                                               -----------
                                                     2,504
                                               -----------
AUTOMOTIVE -- 2.4%
   Chrysler                          122,084         4,494
   Cooper Tire & Rubber               14,300           380
   Dana                               18,930           935
   Eaton                              14,030         1,296
   Echlin                             11,435           401
   Fleetwood Enterprises               6,490           218
   Ford Motor                        216,140         9,780
   General Motors                    131,930         8,831
   Genuine Parts                      32,592         1,004
   Goodyear Tire & Rubber             28,270         1,944
   ITT Industries                     21,465           712
   Navistar International*            13,226           365
   Paccar                             14,108           790
   TRW                                22,220         1,219
                                               -----------
                                                    32,369
                                               -----------
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
BANKS -- 7.5%
   Banc One                          105,486   $     5,887
   Bank of New York                   68,700         3,298
   BankAmerica                       126,376         9,265
   Bankboston                         26,450         2,339
   Bankers Trust New York             18,225         2,233
   Barnett Banks                      35,970         2,545
   Chase Manhattan                    77,365         9,129
   Citicorp                           82,945        11,109
   Comerica                           19,100         1,508
   CoreStates Financial               38,245         2,531
   Fifth Third Bancorp                28,200         1,844
   First Chicago                      53,502         4,026
   First Union                       101,624         5,088
   Fleet Financial Group              46,489         3,048
   Golden West Financial              10,205           916
   H.F. Ahmanson                      18,000         1,023
   J.P. Morgan                        32,730         3,719
   KeyCorp                            39,671         2,524
   Mellon Bank                        45,910         2,514
   National City                      39,200         2,413
   NationsBank                       129,614         8,020
   Norwest                            67,886         4,158
   PNC Bank                           57,360         2,800
   Republic New York                   9,900         1,125
   SunTrust Banks                     39,130         2,658
   Wachovia                           28,900         2,081
   Wells Fargo                        15,828         4,353
                                               -----------
                                                   102,154
                                               -----------
CHEMICALS -- 2.4%
   Air Products & Chemicals           19,870         1,648
   Avery Dennison                     18,630           745
   B.F. Goodrich                       9,790           443
   Dow Chemical                       41,650         3,777
   E.I. du Pont de Nemours           204,690        12,601
   Eastman Chemical                   14,191           880
   FMC*                                6,765           600
   Great Lakes Chemical               10,800           533
   Hercules                           17,795           885
   Monsanto                          106,650         4,159
   Morton International               25,395           902
   Nalco Chemical                     12,100           485
   Praxair                            28,565         1,462
   Rohm & Haas                        11,035         1,059
   Union Carbide                      22,465         1,094
   W.R. Grace*                        13,100           964
                                               -----------
                                                    32,237
                                               -----------

STATEMENT OF NET ASSETS
===========================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1997 (UNAUDITED)

S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
COMMUNICATIONS -- 8.4%
   Airtouch Communications*           91,190   $     3,232
   Alltel                             33,800         1,166
   Ameritech                          99,510         6,617
   Andrew*                            16,215           425
   AT&T                              293,999        13,028
   Bell Atlantic                     140,457        11,298
   BellSouth                         181,965         8,416
   Clear Channel Communications*      17,700         1,148
   Comcast, Special, Cl A*            63,127         1,626
   DSC Communications*                21,230           572
   GTE                               173,080         7,854
   Harris*                            14,130           646
   Interpublic Group                  22,550         1,157
   Lucent Technologies               116,173         9,454
   MCI Communications                125,230         3,679
   Motorola                          107,760         7,745
   Northern Telecom Ltd.              47,465         4,933
   SBC Telecommunications            165,416        10,152
   Scientific-Atlanta                 14,084           319
   Sprint                             77,900         3,895
   Tele-Communications, Cl A*         91,807         1,882
   Tellabs*                           32,800         1,689
   US West                            86,760         3,340
   US West Media Group*              109,760         2,449
   Viacom, Cl B*                      63,900         2,021
   WorldCom*                         163,300         5,777
                                               -----------
                                                   114,520
                                               -----------
COMPUTERS & SERVICES -- 9.3%
   Adobe Systems                      13,200           665
   Apple Computer*                    23,020           499
   Bay Networks*                      36,000         1,391
   Cabletron Systems*                 28,500           912
   Ceridian*                          14,565           539
   Cisco Systems*                    121,100         8,848
   Compaq Computer*                  139,013        10,391
   Computer Associates
     International                    65,835         4,728
   Computer Sciences*                 13,960           988
   CUC International*                 74,100         2,297
   Data General*                       8,670           231
   Dell Computer*                     59,800         5,793
   Digital Equipment*                 27,615         1,196
   EMC*                               44,700         2,609
   First Data                         80,304         3,016
   Hewlett Packard                   188,260        13,096
   International Business Machines   177,760        18,831
   Microsoft*                        216,900        28,699
   Netscape Communications*              123             4
   Novell*                            63,200           567
   Oracle Systems*                   177,343         6,462
   Parametric Technology*             23,100         1,019

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Pitney Bowes                       26,160   $     2,176
   Safety-Kleen                       10,510           252
   Seagate Technology*                44,300         1,600
   Shared Medical Systems              4,395           232
   Silicon Graphics*                  32,000           840
   Sun Microsystems*                  66,800         3,127
   Tandy                              19,994           672
   Texas Instruments                  34,660         4,683
   Unisys*                            31,685           485
                                               -----------
                                                   126,848
                                               -----------
CONSTRUCTION -- 0.4%
   Armstrong World Industries          7,265           487
   Centex                              5,140           300
   Fluor                              15,230           817
   Foster Wheeler                      7,365           324
   Halliburton                        45,840         2,384
   McDermott International            10,065           367
   Owens-Corning Fiberglass            9,665           353
                                               -----------
                                                     5,032
                                               -----------
CONTAINERS & PACKAGING -- 0.1%
   Ball                                5,495           191
   Crown Cork & Seal                  23,185         1,069
                                               -----------
                                                     1,260
                                               -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT -- 3.4%
   3Com*                              62,400         3,198
   Advanced Micro Devices*            25,530           831
   AMP                                39,778         2,131
   Autodesk                            8,700           395
   Automatic Data Processing          53,020         2,651
   Honeywell                          23,060         1,549
   Intel                             295,540        27,282
   Johnson Controls                   15,130           750
   LSI Logic*                         25,700           826
   Micron Technology                  38,100         1,322
   Millipore                           7,890           388
   National Semiconductor*            26,325         1,079
   Perkin Elmer                        7,965           582
   Raytheon                           42,740         2,527
   Tektronix                           5,970           403
   Thomas & Betts                      9,940           543
                                               -----------
                                                    46,457
                                               -----------
ENVIRONMENTAL SERVICES -- 0.4%
   Browning-Ferris Industries         38,535         1,467
   Ecolab                             11,750           571
   Waste Management                   82,040         2,866
                                               -----------
                                                     4,904
                                               -----------
2

===========================================================

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
FINANCIAL SERVICES -- 5.1%
   Allstate*                          78,752   $     6,330
   American Express                   84,847         6,947
   Beneficial                          9,590           731
   Charles Schwab                     47,900         1,712
   Equifax                            27,300           858
   Federal Home Loan Mortgage
     Corporation                     125,800         4,434
   Federal National Mortgage
     Association                     192,060         9,027
   Green Tree Financial               24,600         1,156
   Hartford Financial Services Group  21,365         1,839
   Household International            19,330         2,188
   Huntington Bancshares              28,800         1,039
   MBNA                               60,450         2,448
   Merrill Lynch                      60,000         4,451
   Morgan Stanley, Dean Witter,
     Discover and Company            106,261         5,745
   Providian Financial*               16,930           672
   Salomon                            19,465         1,464
   State Street                       29,100         1,773
   Transamerica                       11,830         1,177
   Travelers Group                   116,044         7,920
   U.S. Bancorp                       44,277         4,273
   Washington Mutual                  45,303         3,160
                                               -----------
                                                    69,344
                                               -----------
FOOD, BEVERAGE & TOBACCO -- 7.7%
   Adolph Coors, Cl B                  6,565           249
   Anheuser Busch                     89,000         4,016
   Archer-Daniels-Midland            101,364         2,426
   Brown-Forman, Cl B                 12,460           619
   Campbell Soup                      83,260         4,080
   Coca-Cola                         448,960        27,359
   Conagra                            42,842         2,828
   CPC International                  25,960         2,405
   Fleming Companies                   6,870           126
   Fortune Brands                     31,040         1,046
   General Mills                      28,960         1,996
   H.J. Heinz                         66,820         3,086
   Hershey Foods                      25,900         1,463
   Kellogg                            74,680         3,146
   PepsiCo                           276,980        11,235
   Philip Morris                     438,530        18,226
   Quaker Oats                        24,860         1,252
   Ralston-Ralston Purina Group       19,260         1,705
   Sara Lee                           86,980         4,479
   Seagram                            67,100         2,365
   Supervalu                          11,830           464
   Sysco                              31,610         1,168
   Unilever NV, ADR                   28,935         6,152
   UST                                33,240         1,016

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Whitman                            18,395   $       501
   William Wrigley, Jr.               21,005         1,582
                                               -----------
                                                   104,990
                                               -----------
FOOTWEAR -- 0.2%
   Nike, Cl B                         52,220         2,768
   Reebok International               10,220           498
   Stride Rite                         8,700           118
                                               -----------
                                                     3,384
                                               -----------
GLASS PRODUCTS -- 0.4%
   Corning                            41,760         1,973
   Newell                             28,800         1,152
   Owens-Illinois*                    25,400           862
   PPG Industries                     32,490         2,037
                                               -----------
                                                     6,024
                                               -----------
HOUSEHOLD PRODUCTS -- 3.5%
   Alberto-Culver, Cl B               10,180           310
   Avon Products                      23,970         1,486
   Clorox                             18,670         1,384
   Colgate Palmolive                  53,588         3,734
   Gillette                          101,288         8,742
   International Flavors &
     Fragrances                       19,795           970
   Jostens                             7,050           191
   Masco                              29,840         1,367
   Maytag                             17,830           608
   Minnesota Mining &
     Manufacturing                    75,230         6,959
   National Service Industries         8,185           360
   Procter & Gamble                  244,508        16,886
   Raychem                             7,865           665
   Rubbermaid                         27,160           694
   Sherwin Williams                   31,260           920
   Snap-On Tools                      11,097           511
   Stanley Works                      16,130           694
   Tupperware                         10,950           308
   Whirlpool                          13,505           896
                                               -----------
                                                    47,685
                                               -----------
INSURANCE -- 3.5%
   Aetna                              27,087         2,206
   American General                   44,938         2,331
   American International Group      126,939        13,099
   Aon                                30,250         1,599
   Chubb                              31,260         2,221
   Cigna                              13,430         2,501
   Conseco                            34,000         1,660
   Countrywide Credit Industries      19,400           707
   General Re                         14,300         2,839
   Jefferson Pilot                    12,770         1,009

STATEMENT OF NET ASSETS
===========================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1997 (UNAUDITED)

S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Lincoln National                   18,330   $     1,276
   Loews                              20,800         2,349
   Marsh & McLennan                   30,510         2,338
   MBIA                                8,100         1,016
   MGIC Investment                    20,900         1,198
   Progressive of Ohio                13,000         1,393
   SAFECO                             22,820         1,209
   St. Paul                           15,180         1,238
   SunAmerica                         35,300         1,383
   Torchmark                          25,074           984
   United Healthcare                  33,900         1,695
   UNUM                               25,300         1,154
   USF&G                              20,030           459
                                               -----------
                                                    47,864
                                               -----------
LUMBER & WOOD PRODUCTS -- 0.2%
   Georgia-Pacific                    16,600         1,733
   Louisiana-Pacific                  19,812           495
                                               -----------
                                                     2,228
                                               -----------
MACHINERY -- 5.5%
   Applied Materials*                 33,000         3,143
   Baker Hughes                       30,515         1,335
   Black & Decker                     17,135           638
   Briggs & Stratton                   4,840           239
   Brunswick                          17,930           632
   Case Equipment                     13,500           899
   Caterpillar                        68,100         3,673
   Cincinnati Milacron                 7,095           191
   Cooper Industries                  22,095         1,195
   Crane                               8,313           342
   Cummins Engine                      6,940           542
   Deere                              45,590         2,450
   Dover                              20,120         1,366
   Dresser Industries                 31,670         1,362
   Emerson Electric                   80,230         4,623
   General Electric                  592,660        40,338
   General Signal                      9,094           393
   Harnischfeger Industries            8,805           376
   Illinois Tool Works                45,140         2,257
   Ingersoll Rand                     30,005         1,292
   Kaufman & Broad Home                7,037           153
   NACCO Industries, Cl A              1,525           179
   Pall                               22,993           496
   Parker-Hannifin                    20,178           908
   PULTE                               3,895           149
   Tenneco                            30,812         1,475
   Timken                             11,440           458
   W.W. Grainger                       9,090           809
   Westinghouse Electric             117,080         3,168
                                               -----------
                                                    75,081
                                               -----------
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
MEASURING DEVICES -- 0.2%
   KLA Instruments*                   15,200   $     1,027
   Mallinckrodt                       13,285           478
   Thermo Electron*                   27,200         1,088
                                               -----------
                                                     2,593
                                               -----------
MEDICAL PRODUCTS & SERVICES -- 10.4%
   Abbott Laboratories               139,260         8,904
   Aerquip-Vickers                     5,015           246
   Allergan                           11,700           423
   Alza*                              15,400           447
   American Home Products            117,440         8,573
   Amgen*                             48,000         2,301
   Bausch & Lomb                      10,080           408
   Baxter International               50,573         2,642
   Becton, Dickinson                  22,160         1,061
   Beverly Enterprises*               19,985           347
   Biomet*                            20,100           482
   Boston Scientific*                 35,100         1,937
   Bristol-Myers Squibb              180,440        14,931
   C.R. Bard                          10,435           354
   Cardinal Health                    19,600         1,392
   Columbia HCA Healthcare           118,559         3,409
   Eli Lilly                         100,710        12,129
   Guidant                            26,800         1,501
   Healthsouth Rehabilitation*        62,200         1,660
   Humana*                            29,600           705
   Johnson & Johnson                 240,840        13,878
   Manor Care                         11,547           384
   Medtronic                          84,640         3,978
   Merck                             218,625        21,849
   Pfizer                            233,940        14,051
   Pharmacia & Upjohn                 91,942         3,356
   Schering Plough                   132,560         6,827
   Sigma Aldrich                      18,100           596
   St. Jude Medical                   16,650           584
   Tenet Healthcare*                  54,860         1,598
   Tyco International Ltd             48,269         3,961
   United States Surgical             13,300           388
   Warner Lambert                     49,120         6,628
                                               -----------
                                                   141,930
                                               -----------
METAL & METAL INDUSTRIES -- 1.1%
   Alcan Aluminum                     41,052         1,427
   Aluminum Company of America        31,500         2,583
   Armco*                             19,400           116
   Asarco                              7,565           242
   Barrick Gold                       67,500         1,671
   Battle Mountain Gold, Cl A         41,600           299
   Bethlehem Steel*                   20,430           211
   Cyprus AMAX Minerals               16,902           406
   Echo Bay Mines                     25,200           143
   Engelhard                          26,117           563

===========================================================


-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Freeport-McMoran Copper
     & Gold, Cl B                     36,000   $     1,037
   Homestake Mining                   26,600           407
   Inco                               30,200           757
   Inland Steel Industries             8,765           192
   Newmont Mining                     28,321         1,273
   Nucor                              15,880           837
   Phelps Dodge                       11,030           856
   Placer Dome Group                  43,329           829
   Reynolds Metals                    13,335           944
   USX-U.S. Steel Group               15,467           537
   Worthington Industries             17,522           355
                                               -----------
                                                    15,685
                                               -----------
OIL & GAS -- 6.9%
   Amerada Hess                       16,630         1,026
   Amoco                              88,795         8,558
   Anadarko Petroleum                 10,800           776
   Apache                             16,300           699
   Ashland                            13,525           735
   Atlantic Richfield                 58,060         4,961
   Burlington Resources               22,400         1,149
   Chevron                           118,520         9,859
   Coastal                            19,202         1,176
   Enserch Exploration*                    5            --
   Exxon                             447,890        28,693
   Helmerich & Payne                   4,395           352
   Kerr McGee                          8,535           587
   Louisiana Land & Exploration        6,140           481
   Mobil                             142,290        10,529
   Occidental Petroleum               59,930         1,554
   Oryx Energy*                       19,070           485
   Pennzoil                            8,565           683
   Phillips Petroleum                 47,635         2,459
   Rowan*                             15,705           559
   Schlumberger                       89,630         7,546
   Sun                                13,170           577
   Texaco                             95,620         5,875
   Unocal                             44,690         1,933
   USX-Marathon Group                 52,135         1,939
   Western Atlas*                      9,790           862
                                               -----------
                                                    94,053
                                               -----------
PAPER & PAPER PRODUCTS -- 1.3%
   Bemis                               9,590           429
   Boise Cascade                      10,031           422
   Champion International             17,400         1,060
   Fort James                         34,227         1,568
   International Paper                54,779         3,016
   Kimberly-Clark                    100,714         4,929
   Mead                                9,460           683
   Potlatch                            5,170           260
   Stone Container                    18,016           280

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Temple-Inland                      10,290   $       659
   Union Camp                         12,555           774
   Westvaco                           18,490           667
   Weyerhaeuser                       36,070         2,142
   Willamette Industries              20,100           769
                                               -----------
                                                    17,658
                                               -----------
PETROLEUM & FUEL PRODUCTS -- 1.7%
   Royal Dutch Petroleum             388,140        21,542
   Union Pacific Resources            45,891         1,202
                                               -----------
                                                    22,744
                                               -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.7%
   Eastman Kodak                      58,965         3,829
   Polaroid                            8,258           423
   Xerox                              58,875         4,957
                                               -----------
                                                     9,209
                                               -----------
PRINTING & PUBLISHING -- 1.2%
   American Greetings, Cl A           13,600           502
   Deluxe                             14,955           502
   Dow Jones                          17,400           813
   Gannett                            25,635         2,767
   John H. Harland                     5,550           128
   Knight-Ridder                      16,070           878
   McGraw-Hill                        17,870         1,210
   Meredith                            9,680           321
   Moore                              16,100           306
   New York Times, Cl A               17,330           910
   R.R. Donnelley & Sons              26,460           944
   Time Warner                       101,364         5,493
   Times Mirror, Cl A                 17,365           954
   Tribune                            22,260         1,187
                                               -----------
                                                    16,915
                                               -----------
PROFESSIONAL SERVICES -- 0.4%
   Cognizant                          29,732         1,212
   Dun & Bradstreet                   30,832           875
   EG & G                              8,140           168
   H & R Block                        18,870           729
   Ikon Office Solutions              24,030           614
   Service International              45,544         1,466
                                               -----------
                                                     5,064
                                               -----------
RECREATIONAL PRODUCTS & SERVICES -- 1.5%
   Harrah's Entertainment*            18,285           410
   Hasbro                             22,978           646
   HFS*                               28,700         2,136
   Hilton Hotels                      45,305         1,526
   ITT*                               21,065         1,427
   King World Productions*             6,662           288
   Marriott International             23,070         1,639

STATEMENT OF NET ASSETS
===========================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1997 (UNAUDITED)

S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Mattel                             52,565   $     1,741
   Mirage Resorts*                    32,400           976
   Walt Disney                       122,167         9,850
                                               -----------
                                                    20,639
                                               -----------
RETAIL -- 5.0%
   Albertson's                        44,540         1,553
   American Stores                    51,720         1,261
   Autozone*                          27,300           819
   Charming Shoppes*                  19,170           118
   Circuit City Stores                17,800           718
   Costco*                            38,458         1,447
   CVS                                31,170         1,773
   Darden Restaurants*                27,660           320
   Dayton-Hudson                      39,390         2,361
   Dillards Incorporated, Cl A        20,120           882
   F.W. Woolworth*                    24,420           540
   Federated Department Stores*       37,900         1,634
   Giant Food, Cl A                   10,860           354
   Great Atlantic & Pacific Tea        6,965           221
   Harcourt General                   12,766           633
   Home Depot                        132,161         6,889
   J.C. Penney                        45,030         2,623
   Kmart*                             88,080         1,233
   Kroger*                            46,060         1,390
   Longs Drug Stores                   7,090           189
   Lowe's                             31,460         1,223
   May Department Stores              41,962         2,287
   McDonald's                        124,500         5,929
   Mercantile Stores                   6,515           410
   Nordstrom                          14,130           901
   Pep Boys - Manny Moe & Jack        11,450           312
   Rite Aid                           22,230         1,232
   Sears Roebuck                      70,925         4,038
   The Gap                            48,620         2,434
   The Limited                        49,112         1,200
   TJX                                29,520           902
   Toys "R" Us*                       51,665         1,834
   Wal-Mart Stores                   409,920        15,013
   Walgreen                           89,080         2,283
   Wendy's International              23,875           507
   Winn Dixie Stores                  26,960           955
                                               -----------
                                                    68,418
                                               -----------
TELEPHONES & TELECOMMUNICATION -- 0.1%
   Commscope*                          7,866           107
   Frontier                           29,700           683
   NextLevel Systems*                 26,700           447
                                               -----------
                                                     1,237
                                               -----------
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
TRANSPORTATION SERVICES -- 0.9%
   Burlington Northern-Santa Fe       28,200   $     2,725
   Caliber System                      7,065           383
   CSX                                39,418         2,306
   Laidlaw                            59,500           889
   Norfolk Southern                   22,700         2,344
   Ryder System                       13,930           501
   Union Pacific                      44,740         2,802
                                               -----------
                                                    11,950
                                               -----------
UTILITIES, ELECTRIC & GAS -- 2.9%
   American Electric Power            34,225         1,557
   Baltimore Gas & Electric           26,695           741
   Carolina Power & Light             27,400           985
   Central & South West               38,400           852
   Cinergy                            28,492           953
   Columbia Gas System                10,015           701
   Consolidated Edison of New York    42,590         1,448
   Consolidated Natural Gas           17,230         1,003
   Dominion Resources                 33,675         1,275
   DTE Energy                         26,235           799
   Duke Power                         65,306         3,229
   Eastern Enterprises                 3,591           134
   Edison International               74,040         1,870
   Enron                              55,384         2,132
   Entergy                            43,620         1,137
   FPL Group                          32,928         1,688
   General Public Utilities           21,900           786
   Houston Industries                 51,652         1,123
   Niagara Mohawk Power*              26,165           250
   Nicor                               8,800           330
   Northern States Power              12,560           625
   Ohio Edison                        27,635           648
   Oneok                               5,000           163
   Pacific Enterprises                15,042           510
   Pacificorp                         53,600         1,199
   PECO Energy                        40,275           944
   Peoples Energy                      6,240           235
   PG&E                               79,345         1,840
   PP&L Resources                     29,900           654
   Public Service Enterprise Group    41,983         1,081
   Sonat                              15,530           790
   Southern                          123,926         2,796
   Texas Utilities                    43,535         1,567
   UNICOM                             39,195           916
   Union Electric                     18,500           711
   Williams                           28,795         1,348
                                               -----------
                                                    39,020
                                               -----------
Total Common Stocks
   (Cost $796,545)                               1,329,106
                                               -----------
6

===========================================================

-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A) (B)
      5.400%, 10/16/97               $ 3,000    $    2,994
                                                ----------
Total U.S. Treasury Obligation
   (Cost $2,993)                                     2,994
                                                ----------
REPURCHASE AGREEMENT -- 2.1%
   J.P. Morgan
     6.50%, dated 09/30/97, matures
     10/01/97, repurchase price
     $28,231,970 (collateralized by
     various GNMA obligations
     ranging in par value $404,881-
     $1,980,000, 7.50%-8.50%,
     04/15/25-09/15/27:
     total market value
     $28,795,609) (C)                 28,232        28,232
                                                ----------
Total Repurchase Agreement
   (Cost $28,232)                                   28,232
                                                ----------
Total Investments -- 99.8%
   (Cost $827,770)                               1,360,332
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%            2,338
                                                ----------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 8,532,957 outstanding shares of
   beneficial interest                             215,042
Portfolio Shares of Class E (unlimited
   authorization -- no par value) based on
   36,701,769 outstanding shares of
   beneficial interest                             528,663
Underdistributed net investment income               5,113
Accumulated net realized gain
   on investments                                   81,279
Net unrealized appreciation
   on investments                                  532,561
Net unrealized appreciation
   on futures contracts                                 12
                                                ----------
Total Net Assets-- 100.0%                       $1,362,670
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                    $    30.08
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class E                    $    30.13
                                                ==========

(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(C) TRI-PARTY REPURCHASE AGREEMENT.
* NON-INCOME PRODUCING SECURITY.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BOND INDEX PORTFOLIO
-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 42.5%
   U.S. Treasury Bonds
     13.125%, 05/15/01               $   325    $      400
     11.625%, 11/15/02                   200           249
     10.750%, 02/15/03                   230           279
     10.750%, 05/15/03                   200           244
     13.750%, 08/15/04                   250           355
     12.000%, 05/15/05                   100           135
      7.625%, 02/15/07                   300           316
     12.750%, 11/15/10                   375           528
      9.250%, 02/15/16                   400           519
      8.750%, 05/15/17                   445           556
      8.875%, 02/15/19                   490           624
      8.500%, 02/15/20                   200           247
      8.125%, 08/15/21                   280           335
      8.000%, 11/15/21                   775           915
      7.625%, 11/15/22                   250           285
      6.500%, 11/15/26                   975           982
   U.S. Treasury Notes
      8.875%, 11/15/98                 1,120         1,158
      9.125%, 05/15/99                 2,015         2,117
      7.750%, 11/30/99                 3,325         3,451
      6.125%, 09/30/00                   250           251
      7.750%, 02/15/01                   700           738
      6.375%, 03/31/01                   500           506
      6.250%, 06/30/02                   900           908
      7.000%, 07/15/06                   200           211
      6.500%, 10/15/06                   500           511
                                                ----------
Total U.S. Treasury Obligations
   (Cost $16,440)                                   16,820
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.8%
   FHLB
      8.220%, 05/29/98                   125           127
      5.440%, 10/15/03                   150           144
   FHLMC
      7.900%, 09/19/01                   250           265
   FNMA
      8.450%, 07/12/99                   200           208
      8.350%, 11/10/99                   200           209
      9.050%, 04/10/00                   200           214
      8.250%, 12/18/00                    50            53
      7.500%, 02/11/02                   100           105
      8.250%, 10/12/04                   500           518
      0.000%, 07/05/14                   415           133
   Resolution Funding Corporation
      8.875%, 04/15/30                   230           301
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $2,168)                                     2,277
                                                ----------

STATEMENT OF NET ASSETS
===========================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1997 (UNAUDITED)

BOND INDEX PORTFOLIO
-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
CORPORATE BONDS -- 15.4%
   Associates of North America
      5.600%, 01/15/01                  $300       $   294
   Auburn Hills Trust
     12.000%, 05/01/20                   100           154
   Baltimore Gas & Electric
      7.250%, 07/01/02                   200           207
   Cabot
      8.340%, 08/05/22                   500           542
   Campbell Soup
      8.875%, 05/01/21                   300           365
   Chase Manhattan
      8.625%, 05/01/02                   150           162
   Commercial Credit
      6.500%, 08/01/04                   150           149
   Commonwealth Edison
      6.500%, 04/15/00                   100           100
   ConAgra
      7.400%, 09/15/04                   260           268
   First Union
      7.050%, 08/01/05                   500           508
   Ford Motor Credit
      6.125%, 01/09/06                   200           192
   Grand Metropolitan Investment
      8.000%, 09/15/22                   100           109
   Hilton Hotels
      7.375%, 06/01/02                    50            51
   Integra Financial
      8.500%, 05/15/02                   250           271
   J.P. Morgan
      5.750%, 10/15/08                   200           184
   Manufacturers Hanover
      8.500%, 02/15/99                   200           206
   New York Telephone
      8.625%, 11/15/10                   200           232
   Norfolk Southern
      7.700%, 05/15/17                    70            74
   Oracle
      6.720%, 02/15/04                   100           100
   Public Service of Colorado
      7.125%, 06/01/06                   200           206
   R.R. Donnelley & Sons
      9.125%, 12/01/00                   239           258
   Rockwell International
      6.750%, 09/15/02                   150           152
   Sprint
      9.250%, 04/15/22                   150           183
   Tenneco
     10.075%, 02/01/01                   250           276
   Texaco Capital
      9.000%, 12/15/99                   100           106
   Texas Utilities
      6.750%, 03/01/03                   150           151

-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
Union Oil California
      9.150%, 02/15/06                  $150       $   173
   Virginia Electric and Power
      7.375%, 07/01/02                   150           156
   Wells Fargo
      8.375%, 05/15/02                   230           247
                                                   -------
Total Corporate Bonds
   (Cost $5,877)                                     6,076
                                                   -------

U.S. GOVERNMENT AGENCY POOLED MORTGAGES -- 29.3%
   FHLMC
      6.000%, 04/01/98                   103           103
      8.500%, 10/01/01                    14            15
      7.000%, 09/01/03                   143           146
      9.000%, 11/01/04                    32            33
      7.500%, 05/01/07                   110           113
      7.000%, 11/01/07                   113           114
      6.500%, 07/01/08                   173           172
      9.000%, 07/01/09                    16            17
      8.500%, 01/01/10                    78            82
      8.000%, 01/01/11                   100           104
      6.500%, 04/01/11                   133           132
      6.000%, 06/01/11                   334           326
      9.500%, 08/01/17                    50            54
     10.500%, 12/01/17                    27            30
      9.500%, 01/01/19                    29            31
     10.500%, 06/01/19                    12            14
      9.500%, 10/01/20                    37            40
      9.500%, 02/01/21                     8             9
      8.000%, 01/01/22                    24            26
      7.500%, 01/01/23                   125           128
      8.500%, 01/01/23                    55            58
      7.500%, 05/01/23                   170           174
      7.000%, 05/01/24                   219           219
      6.500%, 10/01/25                   183           179
      6.500%, 04/01/26                   337           329
      7.000%, 04/01/26                   248           248
      7.500%, 05/01/26                   251           256
      8.000%, 05/01/26                   328           339
      7.000%, 06/01/26                   334           334
      7.500%, 05/01/27                   198           202
   FNMA
      6.500%, 03/01/03                   206           206
      9.000%, 10/01/06                    31            33
      8.500%, 05/01/07                    26            28
      7.500%, 06/01/07                   100           103
      8.000%, 08/01/07                    85            89
      7.000%, 02/01/08                   180           182
      7.000%, 04/01/08                    54            55
      8.000%, 12/01/08                    68            70
      6.000%, 12/25/08                   313           305
      6.500%, 04/01/11                   172           171

===========================================================
-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
      9.500%, 07/01/20                 $  22       $    24
      9.500%, 02/01/21                    10            11
      8.500%, 03/01/22                    85            89
      8.000%, 06/01/22                   185           192
      8.500%, 10/01/22                    72            75
      7.500%, 01/01/23                   302           308
      8.000%, 05/01/23                   188           194
      7.000%, 06/01/23                   321           321
      6.000%, 12/25/23                   171           163
      6.500%, 06/01/25                   199           194
      7.500%, 01/01/26                   433           440
      6.500%, 02/01/26                   273           266
      7.000%, 03/01/26                   374           373
      7.500%, 06/01/27                   245           250
   GNMA
      8.000%, 10/15/07                    44            46
      9.500%, 09/15/09                    30            33
      6.500%, 03/15/11                   129           130
     11.500%, 04/15/15                    38            43
      8.500%, 02/15/17                    73            77
      8.500%, 05/15/17                   110           116
      9.500%, 07/15/17                    24            27
      9.750%, 10/15/17                    23            26
     10.000%, 09/15/18                    29            32
     11.000%, 10/15/19                     2             3
      9.000%, 11/15/19                   154           165
     10.000%, 02/20/21                    19            21
      9.000%, 08/15/21                    17            19
      8.500%, 11/15/21                   102           107
      8.000%, 03/15/22                   248           256
      8.500%, 11/15/22                    40            42
      7.500%, 01/15/23                   182           185
      7.000%, 05/15/23                   300           301
      8.000%, 09/15/23                   319           331
      7.000%, 11/15/23                   336           337
      6.500%, 02/15/24                   204           200
      7.500%, 05/15/24                   486           495
      7.500%, 03/15/26                   428           435
                                                   -------
Total U.S. Government Agency Pooled Mortgages
   (Cost $11,543)                                   11,596
                                                   -------

YANKEE BONDS -- 3.6%
   International Bank
      8.250%, 09/01/16                   200           235
   Landeskredit Bank
      7.875%, 04/15/04                   250           268
   Quebec Province
      8.625%, 01/19/05                   500           555
   Republic of Ireland
      7.875%, 12/01/01                   200           211

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
   Santander Financial
      7.750%, 05/15/05                $  150       $   158
                                                   -------
Total Yankee Bonds
   (Cost $1,398)                                     1,427
                                                   -------

REPURCHASE AGREEMENT -- 2.7%
   Lehman Brothers
     5.430%, dated 09/30/97, matures
     10/01/97, repurchase price
     $1,089,796 (collateralized by U.S.
     Treasury Bond, par value $875,238,
     8.75%, matures 08/15/20: total
     market value $1,121,945)          1,090         1,090
                                                   -------
Total Repurchase Agreement
   (Cost $1,090)                                     1,090
                                                   -------
Total Investments -- 99.3%
   (Cost $38,516)                                   39,286
                                                   -------
OTHER ASSETS AND LIABILITIES, NET -- 0.7%              281
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   3,817,157 outstanding shares of
   beneficial interest                              39,742
Overdistributed net investment income                   (1)
Accumulated net realized loss
   on investments                                     (945)
Net unrealized appreciation on investments             771
                                                   -------
Total Net Assets -- 100.0%                         $39,567
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.37
                                                   =======
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

STATEMENT OF OPERATIONS (000)
===============================================================================
SEI INDEX FUNDS -- FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                       ---------         ---------
                                                                                        S&P 500            BOND
                                                                                         INDEX             INDEX
                                                                                       PORTFOLIO         PORTFOLIO
                                                                                       ---------         ---------
INVESTMENT INCOME:
   Dividends                                                                            $ 10,228            $   --
   Interest                                                                                1,201             1,250
                                                                                        --------            ------
   Total Investment Income                                                                11,429             1,250
                                                                                        --------            ------
EXPENSES:
   Management Fees                                                                         1,305                65
   Waiver of Management Fees                                                                (242)              (35)
   Investment Advisory Fees                                                                  178                13
   Custodian/Wire Agent Fees                                                                  74                 2
   Trustee Fees                                                                                9                 1
   Pricing Fees                                                                                7                 1
   Professional Fees                                                                          32                 1
   Registration Fees                                                                          16                 1
   Distribution Fees (1)                                                                      52                --
   Waiver of Distribution Fees                                                               134                --
   Distribution Fees--Class A (2)                                                             21                21
   Printing Expense                                                                           32                 1
   Other Expenses                                                                             --                --
                                                                                        --------            ------
   Total Expenses                                                                          1,618                71
                                                                                        --------            ------
NET INVESTMENT INCOME                                                                      9,811             1,179
                                                                                        --------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Securities Sold                                           1,504               (25)
   Net Realized Gain from Futures Contracts                                                6,058                --
                                                                                        --------            ------
   Net Realized Gain (Loss) from Security Transactions                                     7,562               (25)
                                                                                        --------            ------
   Change in Unrealized Appreciation on Investment Securities                            259,043             1,302
   Change in Unrealized Depreciation on Futures Contracts                                (16,454)               --
                                                                                        --------            ------
   Net Change in Unrealized Appreciation on Investments                                  242,589             1,302
                                                                                        --------            ------
   Net Realized and Unrealized Gain on Investments                                       250,151             1,277
                                                                                        --------            ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     259,962             2,456
                                                                                        --------            ------

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES.
(2) FEES ARE INCURRED AT THE CLASS A LEVEL ONLY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
10

STATEMENTS OF CHANGES IN NET ASSETS (000)
===============================================================================
SEI INDEX FUNDS -- FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                              -------------------    ------------------
                                                                                 S&P 500 INDEX          BOND INDEX
                                                                                   PORTFOLIO             PORTFOLIO
                                                                              -------------------    ------------------
                                                                              4/1/97-     4/1/96-    4/1/97-    4/1/96-
                                                                              9/30/97     3/31/97    9/30/97    3/31/97
                                                                              -------     -------    -------    -------
OPERATIONS:
   Net Investment Income                                                   $    9,811   $ 15,761     $ 1,179    $ 2,864
   Net Realized Gain (Loss) from Security Transactions                          7,562      8,567         (25)      (215)
   Net Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                    242,589    109,273       1,302       (648)
                                                                           ----------   --------     -------    -------
   Net Increase in Net Assets Resulting from Operations                       259,962    133,601       2,456      2,001
                                                                           ----------   --------     -------    -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                       (9,033)   (14,687)     (1,180)    (3,102)
   Net Realized Gain                                                               --    (11,751)         --         --
                                                                           ----------   --------     -------    -------
   Total Distributions                                                         (9,033)   (26,438)     (1,180)    (3,102)
                                                                           ----------   --------     -------    -------
CAPITAL SHARE TRANSACTIONS:*
CLASS A:
   Proceeds from Shares Issued                                                119,613    107,351      10,723     16,462
   Reinvestment of Cash Distributions                                           1,098      1,543         360      1,023
   Cost of Shares Redeemed                                                     (8,269)    (9,319)     (8,483)   (31,878)
                                                                           ----------   --------     -------    -------
   Net Increase (Decrease) from Class A Transactions                          112,442     99,575       2,600    (14,393)
                                                                           ----------   --------     -------    -------
CLASS E:
   Proceeds from Shares Issued                                                202,667    402,704          --         --
   Reinvestment  of Cash Distributions                                          3,887     12,852          --         --
   Cost of Shares Redeemed                                                   (151,914)  (311,208)         --         --
                                                                           ----------   --------     -------    -------
   Net Increase from Class E Transactions                                      54,640    104,348          --         --
                                                                           ----------   --------     -------    -------
   Net Increase (Decrease) in Net Assets                                      418,011    311,086       3,876    (15,494)
                                                                           ----------   --------     -------    -------
   Net Increase (Decrease) from Capital Share Transactions                    167,082    203,923       2,600    (14,393)
                                                                           ----------   --------     -------    -------
NET ASSETS:
   Beginning of Year                                                          944,659    633,573      35,691     51,185
                                                                           ----------   --------     -------    -------
   End of Year                                                             $1,362,670   $944,659     $39,567    $35,691
                                                                           ==========   ========     =======    =======
*SHARES ISSUED AND REDEEMED:
CLASS A:
   Shares Issued                                                                4,262      4,708       1,047      1,624
   Shares Issued in Lieu of Cash Distributions                                     42         67          35        101
   Shares Redeemed                                                               (292)      (398)       (832)    (3,145)
                                                                           ----------   --------     -------    -------
     Total Class A Transactions                                                 4,012      4,377         250     (1,420)
                                                                           ----------   --------     -------    -------
CLASS E:
   Shares Issued                                                                7,307     17,481          --         --
   Shares Issued in Lieu of Cash Distributions                                    149        569          --         --
   Shares Redeemed                                                             (5,441)   (13,558)         --         --
                                                                           ----------   --------     -------    -------
     Total Class E Transactions                                                 2,015      4,492          --         --
                                                                           ----------   --------     -------    -------
   Increase (Decrease) in Shares                                                6,027      8,869         250     (1,420)
                                                                           ==========   ========     =======    =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
===============================================================================
SEI INDEX FUNDS -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED SEPTEMBER
                   30, 1997 (UNAUDITED) AND FOR THE YEARS ENDED MARCH 31.


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





            NET ASSET                 NET REALIZED AND    DIVIDENDS    DISTRIBUTIONS
              VALUE,        NET          UNREALIZED        FROM NET        FROM       NET ASSET                 NET ASSETS
             BEGINNING   INVESTMENT   GAINS OR (LOSSES)   INVESTMENT     CAPITAL      VALUE, END    TOTAL         END OF
            OF PERIOD     INCOME      ON SECURITIES        INCOME         GAINS       OF PERIOD     RETURN      PERIOD (000)
---------------------------------------------------------------------------------------------------------------------------

-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------
  CLASS A++
  1997*     $24.06        $0.31         $ 5.91             $(0.20)       $   --         $30.08      26.02%**     $  256,699
  1997       20.87         0.48           3.47              (0.43)        (0.33)         24.06      19.22%          108,770
  1996(1)    20.82           --           0.05                 --            --          20.87       0.24%**          3,007
  CLASS E+++
  1997*     $24.10        $0.34         $ 5.91             $(0.22)       $   --         $30.13      26.10%**     $1,105,971
  1997       20.88         0.46           3.54              (0.45)        (0.33)         24.10      19.46%          835,889
  1996       16.40         0.44           4.72              (0.37)        (0.31)         20.88      31.88%          630,566
  1995       15.07         0.42           1.79              (0.42)        (0.46)         16.40      15.26%          458,012
  1994       15.80         0.43          (0.22)             (0.42)        (0.52)         15.07       1.19%          424,647
  1993       14.17         0.40           1.69              (0.40)        (0.06)         15.80      14.97%          675,484

--------------------
BOND INDEX PORTFOLIO
--------------------
  1997*     $10.01        $0.33         $ 0.36             $(0.33)       $   --         $10.37       6.92%**     $   39,567
  1997       10.26         0.64          (0.21)             (0.68)           --          10.01       4.36%           35,691
  1996(2)     9.90         0.64           0.36              (0.64)           --          10.26      10.31%           51,185
  1995       10.09         0.63          (0.20)             (0.62)           --           9.90       4.54%           45,643
  1994       10.43         0.56          (0.33)             (0.57)           --          10.09       2.10%           56,161
  1993        9.87         0.66           0.56              (0.66)           --          10.43      12.73%           56,032




                                                            RATIO OF
                                             RATIO        NET INVESTMENT
                          RATIO OF NET    OF EXPENSES         INCOME
             RATIO OF      INVESTMENT      TO AVERAGE       TO AVERAGE
             EXPENSES        INCOME        NET ASSETS       NET ASSETS     PORTFOLIO    AVERAGE
            TO AVERAGE     TO AVERAGE      (EXCLUDING       (EXCLUDING     TURNOVER    COMMISSION
            NET ASSETS     NET ASSETS       WAIVERS)         WAIVERS)        RATE         RATE+
-------------------------------------------------------------------------------------------------

-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------
  CLASS A++
  1997*        0.40%          1.52%         0.44%              1.48%           1%        $.0001
  1997         0.40%          1.84%         0.46%              1.78%           2%         .0197
  1996(1)      0.46%          0.97%         0.58%              0.85%           3%          n/a
  CLASS E++
  1997*        0.25%          1.68%         0.29%              1.64%           1%        $.0001
  1997         0.25%          2.03%         0.54%              1.74%           2%         .0197
  1996         0.25%          2.31%         0.35%              2.21%           3%          n/a
  1995         0.25%          2.69%         0.35%              2.59%           4%          n/a
  1994         0.25%          2.57%         0.33%              2.49%          23%          n/a
  1993         0.25%          2.75%         0.35%              2.65%           1%          n/a
--------------------
BOND INDEX PORTFOLIO
--------------------
  1997*        0.38%          6.32%         0.58%              6.12%          25%          n/a
  1997         0.38%          6.26%         0.71%              5.93%          46%          n/a
  1996(2)      0.38%          6.20%         0.48%              6.10%          59%          n/a
  1995         0.38%          6.33%         0.48%              6.23%          21%          n/a
  1994         0.38%          5.35%         0.47%              5.26%          55%          n/a
  1993         0.38%          6.49%         0.45%              6.42%         115%          n/a

*  FOR THE PERIOD ENDED 9/30/97. ALL RATIOS FOR THAT PERIOD HAVE BEEN
   ANNUALIZED.
** THE TOTAL RETURN HAS NOT BEEN ANNUALIZED.
+ AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR THE FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
++ ON JANUARY 28, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS
   E SHARES TO CLASS A SHARES.
+++ON JANUARY 28, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE
   CLASS A SHARES TO CLASS E SHARES.
(1)S&P 500 INDEX CLASS A SHARES WERE OFFERED BEGINNING FEBRUARY 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2)THE INVESTMENT ADVISER WAS CHANGED FROM WORLD ASSET MANAGEMENT TO MELLON BOND ASSOCIATES EFFECTIVE OCTOBER 2, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12

NOTES TO FINANCIAL STATEMENTS
===============================================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1997 (UNAUDITED)

1.   ORGANIZATION:
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two portfolios: the S&P 500 Index Portfolio and the Bond Index Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The Trust is registered to offer Class A and Class E shares of the S&P 500 Index Portfolio and Class A shares of the Bond Index Portfolio. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Portfolios.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using a method which approximates the effective interest method.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by the Manager and adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.
     FUTURES CONTRACTS -- The S&P 500 Index Portfolio invests in S&P 500 futures contracts. For each S&P 500 futures contract, the Portfolio pledges Treasury bills with the broker valued at approximately $10,000 per contract. Subsequent payments to and from the broker are made on a daily basis or upon expiration or closing of the position, as the value of the S&P 500 Index fluctuates. These fluctuations make the positions in the futures contracts more or less valuable, which results in gains or losses to the Portfolio. The S&P 500 Index Portfolio's investment in S&P 500 Index futures contracts is designed to assist the Portfolio in more closely approximating the performance of the S&P 500 Index. Risks of entering into S&P 500 Index futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Should the S&P 500 Index move unexpectedly, the Portfolio may not receive the anticipated benefits from the S&P 500 Index futures contracts and may realize a loss.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS
===============================================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1997 (UNAUDITED)

     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Fund are prorated to the Portfolios on the basis of relative net assets.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     OTHER -- Distributions from net investment income for the Portfolios are paid to shareholders in the form of monthly dividends for the Bond Index Portfolio and quarterly for the S&P 500 Index Portfolio. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. These reclassifications have no effect on net assets or net asset values per share.

3.   TRANSACTIONS WITH AFFILIATES:
The Trust and SEI Fund Management (the "Manager") are parties to management agreements for the S&P 500 Index Portfolio and Bond Index Portfolio dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Portfolios for an annual fee equal to .22% of the average daily net assets of the S&P 500 Index Portfolio and .35% of average daily net assets of the Bond Index Portfolio. The Manager has agreed to waive its fee so that the total annual expenses of each Portfolio will not exceed the lower of the maximum limitations established by certain states or voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.
     For the period April 1, 1996 to April 30, 1996, SEI Investments Distribution Co., ("SIDCO")a wholly-owned subsidiary of SEI Investments and a registered broker-dealer acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse SIDCO for certain distribution-related expenses incurred by SIDCO.
     Effective May 1, 1996, SIDCO ("the Distributor") continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to .25% or
 .15%, respectively, of the average daily net assets attributable to the particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

4.   INVESTMENT ADVISORY AGREEMENT:
Under an investment advisory agreement dated January 31, 1995, World Asset Management serves as the Investment Adviser of the S&P 500 Index Portfolio. For its services as Investment Adviser, World Asset Management receives a monthly fee at an annual rate of .03% of the average daily net assets of the S&P 500 Index Portfolio. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Portfolio under an advisory agreement dated October 2, 1995. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of .07% of the average daily net assets of the Bond Index Portfolio.

===============================================================================

5. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended September 30, 1997, were as follows:

                              U.S.
                           GOVERNMENT
                           SECURITIES   ALL OTHER    TOTAL
                              (000)       (000)      (000)
                           ----------   ---------  --------
                 S&P 500 INDEX PORTFOLIO
Purchases                  $    --      $191,291   $191,291
Sales                           --         8,629      8,629
                 BOND INDEX PORTFOLIO
Purchases                  $10,646      $    866   $ 11,512
Sales                        8,883           223      9,106

     On September 30, 1997, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at September 30, 1997, for each Portfolio is as follows:
                                                                   NET
                                                               UNREALIZED
                            APPRECIATED       DEPRECIATED      APPRECIATION/
                            SECURITIES        SECURITIES      (DEPRECIATION)
                               (000)            (000)              (000)
                           -----------        -----------     -------------
S&P 500 Index Portfolio       $545,042          $(12,469)        $532,573
Bond Index Portfolio               871              (100)             771

     The Bond Index Portfolio invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Portfolio at September 30, 1997.
                                                   % OF
                                                 PORTFOLIO
                MOODY'S                            VALUE
                -------                          ---------
U.S. Government Securities ....................   78.10%
Repurchase Agreements .........................    2.80%
Other Bonds
     Aaa ......................................    1.50%
     Aa .......................................    3.10%
     A ........................................   10.10%
     Baa ......................................    4.40%
                                                 -------
                                                 100.00%
                                                 =======

     At March 31, 1997, the Bond Index Portfolio had capital loss carryforwards to the extent provided in the regulations for Federal income tax as follows:

         CAPITAL LOSS
          CARRYOVER          EXPIRES           EXPIRES           EXPIRES
           3/31/97            2003               2004              2005
         ----------        ----------         ----------        ----------
          $831,060          $514,316           $100,980          $215,764

6.   FUTURES CONTRACTS:
A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Portfolio at September 30, 1997 is as follows:
                                                 UNREALIZED
    NUMBER OF   TRADE       FACE     SETTLEMENT    (LOSS)
    CONTRACTS   PRICE      AMOUNT      MONTH       (000)
   ---------- -------      ------    ---------- ------------
      1       $960.10      $  500    Dec. 1997  $  (241)
      1        962.22         500    Dec. 1997     (242)
      2        946.77       1,000    Dec. 1997     (470)
      2        956.72       1,000    Dec. 1997     (479)
      2        956.77       1,000    Dec. 1997     (480)
      5        961.27       2,500    Dec. 1997     (952)
      4        953.27       2,000    Dec. 1997     (962)
      4        933.72       2,000    Dec. 1997   (1,210)
     10        933.72       5,000    Dec. 1997   (2,282)
     13        956.05       6,500    Dec. 1997   (3,112)
     25        959.05      12,500    Dec. 1997   (6,022)
                                               --------
                                               $(16,452)
                                               ========

                                      NOTES

==================================
SEI INDEX FUNDS
==================================
SEMI-ANNUAL REPORT
==================================
SEPTEMBER 30, 1997

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISERS
World Asset Management
Mellon Bond Associates

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP







THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.
FOR MORE INFORMATION CALL 1(BULLET)800(BULLET)DIAL(BULLET)SEI/1(BULLET)800 (BULLET)342(BULLET)5734

(LOGO)
[GRAPHIC OMITTED]

INVESTMENT
DISTRIBUTION
COMPANY
Oaks PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-040-07